Property and Equipment Net (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,348,326	$ 1,394,619	$ 523,419
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(378,286)	(250,861)	(96,190)
Property, Plant and Equipment, Net	970,040	1,143,758	427,229
Vehicles And Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	551,906	593,097	298,752
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	314,819	314,819	59,316
Office Furniture Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	188,131	188,131	105,003
Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	179,274	179,274
Warehouse Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	81,164	81,164	44,356
Q A Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	33,032	22,142
Tooling And Molds [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 15,992	$ 15,992